Segment and geographic area data (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Segment information

	Analog	Embedded Processing	Wireless	Other	Total
Revenue
2012	$6,998	$1,971	$1,357	$2,499	$12,825
2011	6,375	2,110	2,518	2,732	13,735
2010	5,979	2,073	2,978	2,936	13,966
Operating profit (loss)
2012	$1,650	$166	$(525)	$682	$1,973
2011	1,693	368	412	519	2,992
2010	1,876	491	683	1,464	4,514

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
Geographic area information
The following geographic area data include revenue, based on product shipment destination and royalty payor location, and property, plant and equipment, based on physical location:

	U.S.	Asia (a)	Europe	Japan	Rest of World	Total
Revenue
2012	$1,596	$7,808	$1,861	$1,357	$203	$12,825
2011	1,468	8,619	1,822	1,462	364	13,735
2010	1,539	8,903	1,760	1,366	398	13,966

(a)	Revenue from products shipped into China (including Hong Kong) was $5.38 billion in 2012, $5.83 billion in 2011 and $5.69 billion in 2010.

Schedule Of Geographic Information Long Lived Assets

Property, plant and equipment, net
2012	$1,931	$1,547	$241	$174	$19	$3,912
2011	2,159	1,739	276	228	26	4,428
2010	1,694	1,575	139	249	23	3,680